Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2025 Fund	Sep. 08, 2023
Fidelity Freedom Blend 2025 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.10%)
Since Inception	3.43%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Since Inception	3.34%	[1]

[1]	AFrom August 31, 2018.